Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash
	December 31,	June 30,
	2025	2026
Cash and cash equivalents	$35,555	$58,153
Restricted cash	1,350	1,350
Total cash and cash equivalents and restricted cash	$36,905	$59,503